SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information 1 [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION
19.1Reconciliation of movements of liabilities to cash flows arising from financing activities

	Loans and financing	Lease liabilities	Other debts (*)	Total
At December 31, 2024	2,491.1	111.8	—	2,602.9
Proceeds	2,957.2		40.0	2,997.2
Payments	(2,814.4)	(23.8)		(2,838.2)
Cash flow from financing activities	142.8	(23.8)	40.0	159.0
Others
Interest payment	(157.9)	—	—	(157.9)
Accrued interest	106.5	10.4	—	116.9
Exchange rate variation and conversion adjustments	11.3	(5.0)	—	6.3
Addition - Lease liability	—	28.0	—	28.0
Reduction - Lease liability	—	(3.3)	—	(3.3)
At December 31, 2025	2,593.8	118.1	40.0	2,751.9
Current	105.3	20.7
Non-current	2,488.5	97.4
(*) Refers to the amount recorded in the Accounts Payable, which, due to the nature of the transaction, was considered in the Cash Flow as a financing activity.

	Loans and financing	Lease liabilities	Other debts	Total
At December 31, 2023	2,886.4	96.0	—	2,982.4
Proceeds	762.1		13.1	775.2
Payments	(1,142.2)	(18.8)	(13.1)	(1,174.1)
Cash flow from financing activities	(380.1)	(18.8)	—	(398.9)
Others
Interest payment	(176.3)	—	—	(176.3)
Accrued interest	171.7	5.8	—	177.5
Exchange rate variation and conversion adjustments	(10.6)	(9.1)	—	(19.7)
Addition - Lease liability	—	38.3	—	38.3
Reduction - Lease liability	—	(0.4)	—	(0.4)
At December 31, 2024	2,491.1	111.8	—	2,602.9
Current	113.8	19.2
Non-current	2,377.3	92.6
	2491.1	111.8
19. 2    Transactions not affecting cash and cash equivalents

	12.31.2025	12.31.2024	12.31.2023
Non-cash investing transactions
Addition of fixed assets without monetary outflow	40.1	42.7	—
Additions to property, plant and equipment by transfer of aircraft inventories	—	16.9	—
Write off on Property, plant and equipment by transfer to pool parts inventory	47.8	36.4	(15.6)